OTHER CURRENT ASSETS - Investments in Equity Securities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 11, 2025	Dec. 31, 2025	Dec. 31, 2024
Current financial assets at fair value through other comprehensive income
Investments in equity securities		$ 6,110
Investments in equity securities, fair value		6,760	$ 63
Awale Resources Limited
Current financial assets at fair value through other comprehensive income
Common shares acquired (in shares)	15,037,593
Investments in equity securities	$ 6,100
Investments in equity securities, fair value		$ 6,700